Real Estate and Other Assets Acquired in Settlement of Loans (Tables)	12 Months Ended
Dec. 31, 2016
Other Real Estate [Abstract]
Schedule of summary of real estate and other assets acquired in settlement of loans
(in thousands)	2016	2015
Commercial	$809	$1,445
Real estate construction - commercial	12,380	12,380
Real estate mortgage - residential	647	477
Real estate mortgage - commercial	3,439	4,923
Repossessed assets	16	0
Total	$17,291	$19,225
Less valuation allowance for other real estate owned	(3,129)	(3,233)
Total other real estate owned and foreclosed assets	$14,162	$15,992

Schedule of changes in the net carrying amount of other real estate owned and repossessed assets
Balance at December 31, 2014	$15,140
Additions	5,804
Proceeds from sales	(1,836)
Charge-offs against the valuation allowance for other real estate owned, net	(39)
Net gain on sales	156
Balance at December 31, 2015	$19,225
Additions	2,233
Proceeds from sales	(4,057)
Charge-offs against the valuation allowance for other real estate owned, net	(317)
Net gain on sales	207
Total other real estate owned and repossessed assets	$17,291
Less valuation allowance for other real estate owned	(3,129)
Balance at December 31, 2016	$14,162

Schedule of summary of activity in valuation allowance for other real estate owned in settlement of loans
(in thousands)	2016	2015	2014
Balance, beginning of year	$3,233	$3,255	$4,675
Provision for other real estate owned	213	17	585
Charge-offs	(317)	(39)	(2,005)
Balance, end of year	$3,129	$3,233	$3,255